Contingent Payment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary of Contingent Payment

As at January 1, 2017	-
Initial Recognition on May 17, 2017 (Note 5)	361
Re-measurement (1)	(138)
Liabilities Settled or Payable	(17)
As at December 31, 2017	206
Less: Current Portion	38
Long-Term Portion	168
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.